Related Party Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Transactions

Note 11. Related Party Transactions

Amount due from related parties

As of June 30, 2026 and December 31, 2025, the Company recorded amounts due from GBuy Global Pte. Ltd., a shareholder of the Company, of US$19,149 and US$18,337, respectively. The balances represent expenses paid on behalf of the related party. The amounts are unsecured, non-interest-bearing and due on demand.

As of June 30, 2026 and December 31, 2025, the Company recorded amounts due from Webuy Talent Ltd. (“Webuy Talent”) of US$15,616 and US$15,645, respectively. Mr. Bin Xue, the Company’s Chief Executive Officer and Chairman of the Board of Directors, is also a director of Webuy Talent. The balances represent expenses paid on behalf of the related party. The amounts are unsecured, non-interest-bearing and due on demand.

Amount due to a related party

The transactions amount due to a related party are as of the following:

	June 30, 2026	December 31, 2025
Beginning of the years January 1	$26,391	$24,842
Exchange difference	(146)	1,549
Periods ended June 30	$26,245	$26,391

As of June 30, 2026 and December 31, 2025, the Company recorded amount due to Mr. Bin Xue, Chief Executive Officer and Chairman of the Board of Directors of the Company of US$26,245 and US$26,391, respectively. Except for the exchange differences arising from the translation of SGD balances into U.S. dollar at different period-end and year-end exchange rates, there was no movement on the balance during the six months ended June 30, 2026 and 2025. The balance represents business advances from a related party. The amounts are unsecured, non-interest bearing and due on demand.